UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2002
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, L.L.C.
Address:	311 South Wacker Drive, Suite 6350
		Chicago, IL  60606

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	312-913-1250

Signature, Place and Date of Signing:

Elizabeth R. Foster, Chicago, IL		February 14, 2003
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		87,358 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1)	Form 13F File Number:  28-06918
	Name:  CIBC World Markets Corp.

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

NAME OF ISSUER			    TITLE OF   CUSIP	      VALUE		  SHARES	 INV.        OTHER	VOTING AUTH
					    CLASS			      X1000				 DISC        MGR	   SOLE   SHARED  NONE

ALEXION PHARMACEUTICALS INC		Common		015351109	                  7,770 	               550,287 SH	SOLE		   550,287
ALEXION PHARMACEUTICALS INC		Common		015351109	                  1,289	                 91,300 SH	OTHER	1			  91,300
ALLERGAN INC		Common	018490102	                  6,183 	               107,300 SH	SOLE		   107,300
ALLERGAN INC		Common	018490102	                     979	                 17,000 SH	OTHER	1			  17,000
AMYLIN PHARMACEUTICALS INC		Common	032346108	                     602 	                 37,300 SH	SOLE		     37,300
ARADIGM CORP		Common	038505103	                     669 	               412,800 SH	SOLE		   412,800
AXONYX INC		Common	05461R101	                     215 	               231,700 SH	SOLE		   231,700
BIO TECHNOLOGY GEN CORP		Common	090578105	                  4,527 	            1,414,300 SH	SOLE		1,414,300
BIO TECHNOLOGY GEN CORP		Common	090578105	                     818	               255,500 SH	OTHER	1			255,500
BIOGEN INC		Common	090597105	                  5,348 	               133,500 SH	SOLE		   133,500
BIOGEN INC		Common	090597105	                     929	                 23,200 SH	OTHER	1			  23,200
BOSTON SCIENTIFIC CORP		Common	101137107	                     617 	                 14,500 SH	SOLE		     14,500
CELL GENESYS INC		Common	150921104	                  1,436 	               128,800 SH	SOLE		   128,800
CONNETICS CORP		Common	208192104	                  4,059 	               337,700 SH	SOLE		   337,700
CONNETICS CORP		Common	208192104	                     191 	                 15,900 SH	OTHER	1			  15,900
GENZYME CORP		Common	372917104	                  1,150 	                 38,900 SH	SOLE		     38,900
GENZYME CORP		Common	372917104	                     169	                   5,700 SH	OTHER	1			   5,700
ICN PHARMACEUTICALS INC NEW		Common	448924100	                  4,014 	               367,900 SH	SOLE		   367,900
ICN PHARMACEUTICALS INC NEW		Common	448924100	                     513	                 47,000 SH	OTHER	1			  47,000
ILEX ONCOLOGY INC		Common	451923106	                  5,423 	               768,200 SH	SOLE		   768,200
ILEX ONCOLOGY INC		Common	451923106	                     905	               128,200 SH	OTHER	1			128,200
INDEVUS PHARMACEUTICALS INC		Common	454072109	                     277 	               129,300 SH	SOLE		   129,300
LIFECELL CORP		Common	531927101	                  2,362 	               784,750 SH	SOLE		   784,750
LIFECELL CORP		Common	531927101	                     229	                 76,000 SH	OTHER	1			  76,000
NAPRO BIOTHERAPUTICS INC		Common	630795102	                       99 	               145,100 SH	SOLE		   145,100
NORTHFIELD LABS INC		Common	666135108	                     255 	                 74,000 SH	SOLE		     74,000
PFIZER		Common	717081103	                     324	                 10,600 SH	OTHER	1			  10,600
PHARMACIA CORP		Common	71713U102	                  5,430 	               129,900 SH	SOLE		   129,900
RIBAPHARM INC		Common	762537108	                  2,929 	               447,100 SH	SOLE		   447,100
RIBAPHARM INC		Common	762537108	                     429	                 65,500 SH	OTHER	1	 		  65,500
SANGSTAT MED CORP		Common	801003104	                  7,237 	               640,400 SH	SOLE		   640,400
SANGSTAT MED CORP		Common	801003104	                     952	                 84,300 SH	OTHER	1			  84,300
TRIANGLE PHARMACEUTICALS INC		Common	89589H104	                  7,591 	            1,277,900 SH	SOLE		1,277,900
TRIANGLE PHARMACEUTICALS INC		Common	89589H104	                     677	               114,000 SH	OTHER	1			114,000
UNITED THERAPEUTICS CORP DEL		Common	91307C102	                10,761 	               644,400 SH	SOLE		   644,400





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